Other assets	12 Months Ended
Mar. 31, 2024
Other assets
Other assets

6.           Other assets

	At March 31,
	2024	2023	2022
	€M	€M	€M
Prepayments and other assets*	1,451.9	1,037.2	473.2
Interest receivable	6.7	10.3	—
	1,458.6	1,047.5	473.2

*Included in prepayments and other assets are amounts due after 1 year of approximately €183m (2023: €169m; 2022: €72m). Prepayments include €920m (2023: €514m; 2022: €128m) pertaining to EU ETS carbon credits to be utilized within 1 year.